Tangible Assets - Property and Equipment Breakdown (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment Breakdown [Line Items]
Property and Equipment	$ 33,768,154	$ 35,494,157
Real estate
Property and Equipment Breakdown [Line Items]
Property and Equipment	23,344,942	23,970,454
Furniture and facilities
Property and Equipment Breakdown [Line Items]
Property and Equipment	4,922,945	5,255,866
Right of use
Property and Equipment Breakdown [Line Items]
Property and Equipment	2,655,151	3,184,937
Machinery and equipment
Property and Equipment Breakdown [Line Items]
Property and Equipment	2,140,829	2,592,481
Constructions in progress
Property and Equipment Breakdown [Line Items]
Property and Equipment	646,906	437,722
Automobiles
Property and Equipment Breakdown [Line Items]
Property and Equipment	57,381	52,697
Total Property and Equipment
Property and Equipment Breakdown [Line Items]
Property and Equipment	$ 33,768,154	$ 35,494,157